Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
Summary of Significant Accounting Policies
Schedule of allowance for doubtful accounts

	Balance at			Balance at
(Millions of dollars)	beginning of year	Provision(1)	Net deductions(2)	end of year
Allowance for Doubtful Accounts:
Year Ended December 31, 2018	$29	7	(3)	$33
Year Ended December 31, 2017	$14	16	(1)	$29
Year Ended December 31, 2016	$21	(1)	(6)	$14

(1)  During 2018, $7 million of the provision was charged to selling, general and administrative expenses. During 2017, $12 million of the provision was charged to selling, general and administrative expenses, $2 million to income from affiliates related to reserves on convertible notes and $2 million to cost of sales related to a rebate reserve.

(2)  Includes write-offs net of recoveries and foreign currency translation adjustments.

Schedule of allowance for notes receivable

	Balance at			Balance at
(Millions of dollars)	beginning of year	Provision	Net deductions	end of year
Allowance for Notes Receivable:
Year Ended December 31, 2018	$16	1	—	$17
Year Ended December 31, 2017	$16	—	—	$16
Year Ended December 31, 2016	$—	16	—	$16

Schedule of changes in the carrying amount of goodwill

	Pork	CT&M
(Millions of dollars)	Segment	Segment	Total
Balance as of December 31, 2016	$18	$1	$19
Acquisition	—	3	3
Balance as of December 31, 2017	18	4	22
Acquisition	—	148	148
Foreign currency translation	—	(3)	(3)
Balance as of December 31, 2018	$18	$149	$167

Schedule of changes in the asset retirement obligation

	Years ended December 31,
(Millions of dollars)	2018	2017
Beginning balance	$22	$19
Accretion expense	1	2
Liability for additional lagoons placed in service	—	1
Ending balance	$23	$22

Schedule of amounts paid for interest and income taxes

	Years ended December 31,
(Millions of dollars)	2018	2017	2016
Interest, net of interest capitalized	$43	$30	$29
Income taxes, net of refunds	35	32	31